Stock-based Compensation - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) - $ / shares	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Number of RSUs
Outstanding at beginning of period (in shares)	3,098,286	0
Granted (in shares)	3,360,912
Vested (in shares)	(241,171)
Expired and forfeited (in shares)	(21,455)
Outstanding at end of period (in shares)	3,098,286
Weighted Average Grant Date Fair Value (USD)
Outstanding at beginning of period (in dollars per share)	$ 13.64	$ 0
Granted (in dollars per share)	13.66
Vested (in dollars per share)	14.01
Expired and Forfeited (in dollars per share)	13.31
Outstanding at end of period (in dollars per share)	$ 13.64